Current Taxes and Deferred Taxes - Schedule of Effects of Deferred Taxes on Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Allowances for loan losses	$ 162,874	$ 124,408
Accrued interest on past due portfolio	8,214	7,377
Unearned price differences	324	288
Personnel provisions	20,618	18,065
Miscellaneous provisions	41,576	51,033
Tax losses	55,598	62,685
Net tax value of amortizable assets	16,051	14,739
Depreciation of property, plant and equipment	(47,423)	(42,581)
Lease division and others	18,925	19,261
Mark to market of financial instruments	(15,846)	(26,683)
Itaú-Corpbanca business combination	(57,996)	(61,521)
Others	4,076	11,144
IFRS 16 leases effect	1,403
Totals assets (liabilities), net	208,394	178,215
Chile [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	155,115	99,621
Accrued interest on past due portfolio	8,214	7,377
Unearned price differences	324	288
Personnel provisions	16,860	13,871
Miscellaneous provisions	49,335	43,824
Tax losses	1,912	2,460
Net tax value of amortizable assets	16,051	14,739
Depreciation of property, plant and equipment	(50,746)	(37,513)
Lease division and others	11,619	9,422
Mark to market of financial instruments	(13,484)	(6,535)
Itaú-Corpbanca business combination	(16,584)	(16,613)
Others	3,136	(58)
IFRS 16 leases effect	905
Totals assets (liabilities), net	182,657	130,883
United States [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	358	(4,531)
Personnel provisions	(91)	139
Miscellaneous provisions	856	3,843
Tax losses	15,750	11,034
Others	1,654	9,826
Totals assets (liabilities), net	18,527	20,311
Colombia [member]
Disclosure of geographical areas [line items]
Allowances for loan losses	7,401	29,318
Personnel provisions	3,849	4,055
Miscellaneous provisions	(8,615)	3,366
Tax losses	37,936	49,191
Depreciation of property, plant and equipment	3,323	(5,068)
Lease division and others	7,306	9,839
Mark to market of financial instruments	(2,362)	(20,148)
Itaú-Corpbanca business combination	(41,412)	(44,908)
Others	(714)	1,376
IFRS 16 leases effect	498
Totals assets (liabilities), net	$ 7,210	$ 27,021